Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan loss	$ 2,078	$ 1,938
Accrued expenses	294	377
Net operating loss carry forward	454	1,182
Tax credit carry forward	568	258
Intangible amortization	548	784
Other	242	267
Deferred tax assets Net	4,184	4,806
Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on securities available for sale	(240)	(1,275)
Depreciation and amortization	(105)	(102)
Deferred tax liabilities, Gross, Total	(1,132)	(2,164)
Net deferred tax asset	$ 3,052	$ 2,642